Business combinations - Narrative (Details) - USD ($)					14 Months Ended
	Jul. 17, 2020	Jan. 22, 2020	Sep. 24, 2019	Jan. 25, 2019	Jul. 17, 2020	Mar. 31, 2021	Jan. 31, 2021	Dec. 31, 2020	Jun. 12, 2020	Mar. 09, 2020	Dec. 31, 2019	May 23, 2019
Business Acquisition [Line Items]
Goodwill						$ 927,738,000		$ 936,257,000			$ 883,170,000
Medpass
Business Acquisition [Line Items]
Percentage of share capital acquired		100.00%
Total consideration		$ 47,556,000
Goodwill		27,191,000
Contingent consideration		$ 0					$ 0
Symphony
Business Acquisition [Line Items]
Percentage of share capital acquired			100.00%
Total consideration			$ 37,800,000
Goodwill			22,900,000
Contingent consideration			$ 2,500,000						$ 500,000
MeDiNova
Business Acquisition [Line Items]
Percentage of share capital acquired												60.00%
Total consideration					$ 86,200,000
Goodwill												$ 81,800,000
Percentage of interest acquired										100.00%
Redeemable noncontrolling interest												$ 32,600,000
Settlement of liability	$ 43,900,000
MMD
Business Acquisition [Line Items]
Percentage of share capital acquired				100.00%
Total consideration				$ 42,200,000
Goodwill				$ 22,400,000